Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$875	$817,591
4.88%, 05/01/25 (Call 04/01/25)	12,807	12,651,907
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	2,783	2,697,117
3.50%, 05/15/25 (Call 03/15/25)(a)	3,232	3,144,542
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)(a)	1,175	1,145,331
L3Harris Technologies Inc., 3.83%, 04/27/25
(Call 01/27/25)	3,037	2,949,018
Lockheed Martin Corp., 4.95%, 10/15/25
(Call 09/15/25)(a)	993	991,441
Northrop Grumman Corp., 2.93%, 01/15/25
(Call 11/15/24)	6,577	6,343,583
RTX Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	6,400	6,245,760
		36,986,290
Agriculture — 1.1%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	3,648	3,446,046
Bunge Ltd. Finance Corp., 1.63%, 08/17/25
(Call 07/17/25)	2,190	2,027,086
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)(a)	3,402	3,194,172
3.38%, 08/11/25 (Call 05/11/25)(a)	3,763	3,637,504
5.00%, 11/17/25	1,840	1,836,154
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	9,615	9,417,412
		23,558,374
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	5,349	5,327,229
United Airlines Pass Through Trust, Series 2013-1,
Class A, 4.30%, 02/15/27	665	641,708
		5,968,937
Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	4,649	4,451,278
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,929	1,871,304
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,995	1,932,118
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	1,040	1,014,281
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	2,932	2,762,999
		12,031,980
Auto Manufacturers — 4.1%
American Honda Finance Corp.
1.00%, 09/10/25	3,038	2,785,967
1.20%, 07/08/25	3,025	2,802,874
1.50%, 01/13/25	2,865	2,715,791
5.00%, 05/23/25	2,250	2,238,705
Series A, 4.60%, 04/17/25(a)	3,135	3,108,039
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	2,439	2,235,270
General Motors Co.
4.00%, 04/01/25(a)	1,695	1,653,015
6.13%, 10/01/25 (Call 09/01/25)	7,255	7,334,805
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)(a)	4,155	3,939,231
2.90%, 02/26/25 (Call 01/26/25)(a)	4,121	3,942,478
3.80%, 04/07/25(a)	3,785	3,674,289
4.00%, 01/15/25 (Call 10/15/24)	2,955	2,880,268
4.30%, 07/13/25 (Call 04/13/25)	2,342	2,283,099
4.35%, 04/09/25 (Call 02/09/25)	3,873	3,801,582
6.05%, 10/10/25	4,330	4,362,258
Security	Par (000)	Value

Auto Manufacturers (continued)
Honda Motor Co. Ltd., 2.27%, 03/10/25
(Call 02/10/25)(a)	$3,360	$3,215,755
PACCAR Financial Corp.
1.80%, 02/06/25	2,287	2,169,242
2.85%, 04/07/25	1,310	1,258,360
3.55%, 08/11/25	2,155	2,094,380
4.95%, 10/03/25(a)	915	915,522
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	3,256	2,963,644
1.45%, 01/13/25	2,970	2,813,808
1.80%, 02/13/25	4,299	4,081,514
3.00%, 04/01/25	4,481	4,320,670
3.40%, 04/14/25	1,315	1,278,745
3.65%, 08/18/25	2,870	2,791,448
3.95%, 06/30/25	4,320	4,228,200
4.80%, 01/10/25	1,137	1,130,837
5.40%, 11/10/25	2,600	2,622,464
		85,642,260
Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25
(Call 08/11/23)(a)	3,866	3,676,373
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	3,011	2,900,767
Magna International Inc., 4.15%, 10/01/25
(Call 07/01/25)	3,352	3,254,189
		9,831,329
Banks — 24.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25(a)	3,377	3,263,735
5.09%, 12/08/25	3,825	3,808,208
5.38%, 07/03/25	4,090	4,093,436
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	3,710	3,375,840
Banco Santander SA
2.75%, 05/28/25	5,475	5,179,131
3.50%, 03/24/25	5,020	4,832,804
5.15%, 08/18/25	6,595	6,504,648
5.18%, 11/19/25	5,539	5,413,597
Bank of America Corp.
3.88%, 08/01/25	6,627	6,461,325
4.00%, 01/22/25	9,899	9,644,695
Series L, 3.95%, 04/21/25	9,677	9,386,206
Bank of Montreal
1.50%, 01/10/25	5,610	5,294,269
1.85%, 05/01/25	5,388	5,060,517
3.70%, 06/07/25	5,604	5,424,560
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	5,573	5,231,319
3.35%, 04/25/25 (Call 03/25/25)(a)	2,245	2,163,237
3.95%, 11/18/25 (Call 10/18/25)	1,916	1,853,768
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,646	3,515,036
Bank of Nova Scotia (The)
1.30%, 06/11/25	5,017	4,648,200
1.45%, 01/10/25	3,696	3,482,926
2.20%, 02/03/25	4,974	4,729,180
3.45%, 04/11/25	6,085	5,872,816
5.45%, 06/12/25(a)	2,075	2,069,231
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,459	1,380,068
Barclays PLC, 3.65%, 03/16/25	8,336	8,051,659
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	2,524	2,291,338

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 01/28/25	$3,917	$3,731,178
3.30%, 04/07/25	4,840	4,667,648
3.95%, 08/04/25	5,724	5,563,041
5.14%, 04/28/25	2,495	2,481,552
Citigroup Inc.
3.30%, 04/27/25	5,727	5,534,458
3.88%, 03/26/25	3,732	3,621,010
4.40%, 06/10/25	9,211	8,978,699
5.50%, 09/13/25(a)	5,396	5,366,214
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)(a)	3,126	2,889,331
Citizens Financial Group Inc., 4.30%, 12/03/25
(Call 11/03/25)(a)	1,172	1,103,497
Comerica Bank, 4.00%, 07/27/25(a)	1,189	1,104,438
Commonwealth Bank of Australia/New York NY, 5.08%,
01/10/25	2,218	2,209,594
Cooperatieve Rabobank UA
4.38%, 08/04/25	6,134	5,956,175
5.50%, 07/18/25	2,400	2,405,040
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	3,055	2,880,193
3.38%, 05/21/25	3,827	3,691,027
5.00%, 01/13/25	500	496,845
Credit Suisse AG, 7.95%, 01/09/25	4,511	4,608,979
Credit Suisse AG/New York NY
2.95%, 04/09/25	5,289	5,011,222
3.70%, 02/21/25	7,087	6,812,095
Deutsche Bank AG, 4.50%, 04/01/25(a)	5,095	4,906,179
Deutsche Bank AG/New York NY, 4.16%, 05/13/25(a)	3,590	3,493,106
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	3,574	3,390,868
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)(a)	2,210	2,126,617
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	1,235	1,160,974
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	1,405	1,370,788
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	8,767	8,492,944
3.50%, 04/01/25 (Call 03/01/25)	12,408	11,964,414
3.75%, 05/22/25 (Call 02/22/25)	8,168	7,908,421
4.25%, 10/21/25(a)	7,519	7,285,911
HSBC Holdings PLC, 4.25%, 08/18/25	6,268	6,053,008
HSBC USA Inc., 5.63%, 03/17/25	1,660	1,660,183
Huntington Bancshares Inc./OH, 4.00%, 05/15/25
(Call 04/15/25)(a)	1,735	1,672,609
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	10,461	10,129,282
3.90%, 07/15/25 (Call 04/15/25)	10,499	10,246,499
7.75%, 07/15/25	810	844,061
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	2,783	2,625,009
4.15%, 08/08/25	2,340	2,218,343
KeyCorp, 4.15%, 10/29/25(a)	2,273	2,186,899
Lloyds Bank PLC, 3.50%, 05/14/25(a)	545	522,284
Lloyds Banking Group PLC
4.45%, 05/08/25	7,968	7,771,111
4.58%, 12/10/25	4,527	4,359,365
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	3,776	3,583,348
5.40%, 11/21/25 (Call 10/21/25)	1,348	1,324,423
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	6,806	6,271,048
2.19%, 02/25/25	9,891	9,365,986
3.78%, 03/02/25(a)	3,092	3,001,961
Security	Par (000)	Value

Banks (continued)
Morgan Stanley
4.00%, 07/23/25	$11,541	$11,244,973
5.00%, 11/24/25	7,794	7,703,745
Morgan Stanley Bank NA, 5.48%, 07/16/25	3,745	3,751,778
National Australia Bank Ltd., 5.20%, 05/13/25	2,565	2,558,844
National Australia Bank Ltd./New York, 3.50%,
06/09/25(a)	1,744	1,689,640
National Bank of Canada, 5.25%, 01/17/25	1,585	1,579,611
Northern Trust Corp., 3.95%, 10/30/25(a)	3,337	3,230,349
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)(a)	3,367	3,221,680
3.25%, 06/01/25 (Call 05/02/25)	2,938	2,812,224
3.88%, 04/10/25 (Call 03/10/25)	2,772	2,681,688
4.20%, 11/01/25 (Call 10/01/25)	2,246	2,157,822
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	3,255	3,067,252
Royal Bank of Canada
1.15%, 06/10/25	6,592	6,105,379
1.60%, 01/21/25	3,785	3,580,421
3.38%, 04/14/25	5,650	5,452,250
4.95%, 04/25/25(a)	580	573,922
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	4,026	3,838,388
4.50%, 07/17/25 (Call 04/17/25)(a)	4,299	4,175,060
State Street Corp., 3.55%, 08/18/25	6,784	6,600,968
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	795	763,359
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	10,004	9,231,791
2.35%, 01/15/25	6,179	5,883,829
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,182	2,101,550
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(a)	1,005	965,534
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,278	3,886,264
1.15%, 06/12/25	3,869	3,580,798
1.45%, 01/10/25(a)	3,560	3,361,886
3.77%, 06/06/25	6,245	6,060,210
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	4,445	4,140,251
3.63%, 09/16/25 (Call 08/16/25)	3,782	3,577,167
4.05%, 11/03/25 (Call 09/03/25)	1,755	1,693,715
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	2,179	1,992,979
3.70%, 06/05/25 (Call 05/05/25)	3,410	3,287,649
4.00%, 05/01/25 (Call 03/01/25)	3,695	3,589,582
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	6,092	5,697,848
3.95%, 11/17/25 (Call 10/17/25)(a)	3,443	3,336,577
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	4,056	3,848,171
2.80%, 01/27/25 (Call 12/27/24)(a)	2,823	2,706,269
UBS Group AG, 3.75%, 03/26/25	8,265	8,002,421
Wells Fargo & Co.
3.00%, 02/19/25	10,119	9,742,371
3.55%, 09/29/25(a)	10,112	9,727,036
Westpac Banking Corp.
2.35%, 02/19/25	5,641	5,387,324
3.74%, 08/26/25	3,355	3,249,787
		509,919,988

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	$1,259	$1,221,834
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	1,234	1,192,797
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	2,212	2,171,697
4.75%, 12/01/25(a)	1,805	1,782,799
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,081	2,848,200
5.20%, 10/24/25	1,609	1,612,057
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	2,298	2,207,620
4.42%, 05/25/25 (Call 03/25/25)(a)	2,332	2,291,213
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	5,728	5,479,748
2.75%, 04/30/25 (Call 01/30/25)	3,857	3,706,230
3.50%, 07/17/25 (Call 04/17/25)	2,081	2,022,441
		26,536,636
Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	3,312	3,135,404
3.13%, 05/01/25 (Call 02/01/25)(a)	4,222	4,057,595
5.25%, 03/02/25	3,645	3,635,341
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,925	2,843,451
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	7,198	6,984,579
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	7,983	7,776,161
Illumina Inc., 5.80%, 12/12/25 (Call 11/12/25)	1,100	1,103,443
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	3,873	3,520,131
		33,056,105
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	4,011	3,811,132
Fortune Brands Home & Security Inc., 4.00%, 06/15/25
(Call 03/15/25)	2,427	2,350,986
Lennox International Inc., 1.35%, 08/01/25
(Call 07/01/25)(a)	1,128	1,035,594
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	977	960,372
		8,158,084
Chemicals — 1.6%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)(a)	2,617	2,429,911
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	6,680	6,673,921
DuPont de Nemours Inc., 4.49%, 11/15/25
(Call 09/25/25)	7,240	7,108,449
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	3,162	3,074,128
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	2,671	2,488,571
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	1,732	1,664,747
4.70%, 12/05/25 (Call 11/05/25)	1,764	1,761,971
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	2,056	1,873,941
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,118	2,025,655
5.95%, 11/07/25	1,000	1,010,840
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	1,836	1,767,168
4.25%, 08/08/25	910	892,255
		32,771,557
Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	5,184	5,018,838
Security	Par (000)	Value

Commercial Services (continued)
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	$1,080	$1,064,772
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)(a)	629	608,960
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,606	1,501,899
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	4,626	4,412,325
Moody's Corp., 3.75%, 03/24/25 (Call 02/24/25)	2,882	2,806,059
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	5,630	5,278,463
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,831	2,759,857
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)(a)	1,830	1,704,499
		25,155,672
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	2,130	1,952,486
1.13%, 05/11/25 (Call 04/11/25)	7,037	6,585,576
2.50%, 02/09/25(a)	4,175	4,021,819
2.75%, 01/13/25 (Call 11/13/24)(a)	4,187	4,054,523
3.20%, 05/13/25	6,161	5,973,644
Dell International LLC/EMC Corp., 5.85%, 07/15/25
(Call 06/15/25)	4,291	4,311,725
Hewlett Packard Enterprise Co., 4.90%, 10/15/25
(Call 07/15/25)	9,525	9,414,796
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	4,348	4,095,512
International Business Machines Corp.
4.00%, 07/27/25	2,626	2,570,145
7.00%, 10/30/25	2,369	2,464,376
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,436	1,378,589
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	3,246	3,034,166
		49,857,357
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/25	735	709,474
GSK Consumer Healthcare Capital UK PLC, 3.13%,
03/24/25	4,320	4,150,267
Kenvue Inc., 5.50%, 03/22/25(b)	845	849,022
Procter & Gamble Co. (The), 0.55%, 10/29/25	3,693	3,353,761
Unilever Capital Corp.
3.10%, 07/30/25(a)	1,555	1,500,124
3.38%, 03/22/25 (Call 01/22/25)(a)	1,353	1,314,548
		11,877,196
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	3,295	3,126,922

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	3,430	3,311,322
4.45%, 10/01/25 (Call 08/01/25)	2,293	2,222,995
6.50%, 07/15/25 (Call 06/15/25)	4,860	4,898,588
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,530	1,455,688
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	3,379	3,196,973
3.25%, 03/01/25 (Call 01/01/25)	3,109	2,979,075
3.38%, 07/01/25 (Call 06/01/25)	3,075	2,934,196
Ally Financial Inc.
4.63%, 03/30/25	2,089	2,022,841
5.80%, 05/01/25 (Call 04/01/25)	2,958	2,916,411
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	6,190	5,882,047
3.95%, 08/01/25 (Call 07/01/25)	8,815	8,559,894
4.20%, 11/06/25 (Call 10/06/25)	3,193	3,117,549

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc., 3.00%, 04/02/25
(Call 03/02/25)(a)	$2,524	$2,423,923
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	4,413	4,228,846
4.20%, 10/29/25 (Call 09/29/25)(a)	5,268	5,071,872
4.25%, 04/30/25 (Call 03/31/25)(a)	3,281	3,184,473
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)(a)	1,587	1,519,521
3.63%, 04/01/25 (Call 01/01/25)(a)	1,960	1,900,514
3.85%, 05/21/25 (Call 03/21/25)(a)	3,105	3,009,055
4.20%, 03/24/25 (Call 02/22/25)	2,351	2,299,654
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	3,567	3,447,577
Discover Financial Services, 3.75%, 03/04/25
(Call 12/04/24)	1,764	1,688,854
Franklin Resources Inc., 2.85%, 03/30/25	1,630	1,560,464
Intercontinental Exchange Inc.
3.65%, 05/23/25(a)	2,180	2,129,075
3.75%, 12/01/25 (Call 09/01/25)	5,628	5,465,295
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,457	1,427,102
Lazard Group LLC, 3.75%, 02/13/25	1,884	1,817,872
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	2,886	2,752,292
Nasdaq Inc., 5.65%, 06/28/25	910	911,920
Nomura Holdings Inc.
1.85%, 07/16/25	5,219	4,814,736
2.65%, 01/16/25	5,785	5,493,610
5.10%, 07/03/25	2,540	2,491,638
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)(a)	2,155	2,150,582
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)(a)	4,340	4,153,467
4.88%, 06/13/25 (Call 05/13/25)	3,445	3,330,144
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	15,130	14,512,696
Western Union Co. (The), 2.85%, 01/10/25
(Call 12/10/24)	2,178	2,079,446
		127,362,207
Electric — 5.4%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	901	873,763
American Electric Power Co. Inc., Series N, 1.00%,
11/01/25 (Call 10/01/25)	1,906	1,730,248
Appalachian Power Co., 3.40%, 06/01/25
(Call 03/01/25)	1,853	1,779,899
Arizona Public Service Co., 3.15%, 05/15/25
(Call 02/15/25)(a)	1,323	1,271,284
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	3,270	3,122,883
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,916	1,865,149
4.05%, 04/15/25 (Call 03/15/25)	5,781	5,660,929
Connecticut Light & Power Co. (The), Series A, 0.75%,
12/01/25 (Call 11/01/25)(a)	1,104	996,095
Constellation Energy Generation LLC, 3.25%, 06/01/25
(Call 05/01/25)	3,792	3,630,878
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,781	2,693,037
Series A, 3.30%, 03/15/25 (Call 02/15/25)	2,076	2,002,842
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	1,783	1,732,042
DTE Energy Co., Series F, 1.05%, 06/01/25
(Call 05/01/25)(a)	3,759	3,463,392
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,720	2,482,544
5.00%, 12/08/25	1,742	1,730,973
Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)(a)	$2,040	$1,965,520
Edison International
4.70%, 08/15/25	1,610	1,576,093
4.95%, 04/15/25 (Call 03/15/25)(a)	1,879	1,851,003
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	3,009	2,730,788
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,136	1,093,809
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,333	1,284,959
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	1,466	1,338,649
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	4,316	4,195,022
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,445	4,287,514
3.13%, 12/01/25 (Call 06/01/25)(a)	2,029	1,947,941
Iberdrola International BV, 5.81%, 03/15/25(a)	1,887	1,894,718
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	954	918,015
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	1,465	1,390,138
2.85%, 01/27/25 (Call 10/27/24)	1,897	1,829,182
3.25%, 11/01/25 (Call 08/01/25)(a)	1,675	1,601,853
3.45%, 06/15/25	735	709,378
5.45%, 10/30/25	1,695	1,699,254
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	2,970	2,922,034
6.05%, 03/01/25	7,771	7,832,624
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	2,646	2,401,986
2.95%, 04/01/25 (Call 01/01/25)	1,492	1,431,052
Pacific Gas and Electric Co.
3.45%, 07/01/25	1,435	1,363,451
3.50%, 06/15/25 (Call 03/15/25)	3,065	2,914,968
4.95%, 06/08/25	2,366	2,309,878
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	425	407,911
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,160	1,983,053
Public Service Electric & Gas Co., 3.00%, 05/15/25
(Call 02/15/25)	1,019	978,199
Public Service Enterprise Group Inc., 0.80%, 08/15/25
(Call 07/15/25)	2,257	2,054,051
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	1,936	1,858,792
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	2,704	2,610,306
Southern California Edison Co.
Series C, 4.20%, 06/01/25(a)	1,455	1,426,948
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,462	3,352,809
Southern Co. (The), 5.15%, 10/06/25(a)	1,085	1,079,781
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,838	1,796,608
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)(a)	738	709,093
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25
(Call 02/15/25)	1,461	1,401,537
WEC Energy Group Inc., 5.00%, 09/27/25
(Call 08/27/25)	840	835,388
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	708	710,556
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	2,505	2,409,084
		112,139,903
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	1,296	1,250,031

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	$1,765	$1,671,455
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	1,343	1,306,390
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,798	2,740,081
Honeywell International Inc., 1.35%, 06/01/25
(Call 05/01/25)(a)	5,182	4,865,224
Legrand France SA, 8.50%, 02/15/25(a)	1,225	1,281,534
		11,864,684
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.64%, 03/15/25	6,800	6,576,076
3.79%, 03/15/25 (Call 08/11/23)	2,115	2,045,480
		8,621,556
Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	1,314	1,189,499
3.20%, 03/15/25 (Call 12/15/24)	2,912	2,810,488
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	1,668	1,512,492
3.13%, 03/01/25 (Call 12/01/24)(a)	1,826	1,766,947
		7,279,426
Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,319	1,273,270
3.95%, 03/15/25 (Call 01/15/25)(a)	3,424	3,341,276
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	3,686	3,612,427
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)(a)	3,585	3,497,168
5.24%, 11/18/25 (Call 11/18/23)(a)	189	188,091
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	2,059	1,909,949
3.20%, 08/21/25 (Call 05/21/25)(a)	435	419,879
JM Smucker Co. (The), 3.50%, 03/15/25	4,850	4,696,061
Mondelez International Inc., 1.50%, 05/04/25
(Call 04/04/25)	3,903	3,651,335
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	3,608	3,497,920
Walmart Inc., 3.90%, 09/09/25	1,250	1,225,863
		27,313,239
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25
(Call 11/14/24)	895	870,253
Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	1,772	1,741,415
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	4,340	3,976,352
Southern California Gas Co., 3.20%, 06/15/25
(Call 03/15/25)(a)	1,465	1,410,282
		7,128,049
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25
(Call 08/11/23)	2,635	2,503,777
Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	3,752	3,633,024
3.88%, 09/15/25 (Call 06/15/25)	2,323	2,272,916
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	2,832	2,663,269
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,788	1,725,116
GE HealthCare Technologies Inc., 5.60%, 11/15/25
(Call 10/15/25)	4,974	4,990,315
Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	$2,611	$2,419,092
3.38%, 11/01/25 (Call 08/01/25)	2,628	2,523,642
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25
(Call 01/01/25)	4,450	4,307,244
		24,534,618
Health Care - Services — 2.2%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,318	1,205,443
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	5,631	5,385,545
5.35%, 10/15/25 (Call 09/15/25)	1,806	1,808,528
HCA Inc.
5.25%, 04/15/25	5,960	5,910,830
5.38%, 02/01/25	8,990	8,937,408
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	3,147	3,100,582
Laboratory Corp. of America Holdings, 3.60%, 02/01/25
(Call 11/01/24)(a)	4,371	4,244,328
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	1,362	1,234,258
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	2,030	1,965,426
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	270	246,904
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,331	1,289,406
3.75%, 07/15/25	7,137	6,956,577
5.15%, 10/15/25	1,980	1,983,762
UPMC, Series D-1, 3.60%, 04/03/25	1,425	1,375,966
		45,644,963
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	4,598	4,290,762
4.25%, 03/01/25 (Call 01/01/25)	2,485	2,384,407
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)	2,525	2,374,157
4.70%, 03/24/25(a)	2,573	2,493,211
7.05%, 09/29/25	2,672	2,685,173
Blue Owl Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,142	2,000,949
4.00%, 03/30/25 (Call 02/28/25)(a)	1,469	1,393,920
Blue Owl Credit Income Corp., 5.50%, 03/21/25	1,520	1,473,488
FS KKR Capital Corp., 4.13%, 02/01/25
(Call 01/01/25)(a)	1,862	1,788,060
Goldman Sachs BDC Inc., 3.75%, 02/10/25
(Call 01/10/25)(a)	1,210	1,166,246
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)(a)	1,155	1,101,177
		23,151,550
Home Builders — 0.2%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	1,756	1,655,170
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	2,191	2,151,803
Toll Brothers Finance Corp., 4.88%, 11/15/25
(Call 08/15/25)(a)	1,445	1,416,664
		5,223,637
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)(a)	1,521	1,478,443
Whirlpool Corp., 3.70%, 05/01/25	1,137	1,102,867
		2,581,310

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	$797	$767,551

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)(a)	1,348	1,297,881
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	2,612	2,351,244
American International Group Inc., 2.50%, 06/30/25
(Call 05/30/25)	3,574	3,394,871
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	3,239	3,146,429
Chubb INA Holdings Inc., 3.15%, 03/15/25	3,751	3,628,267
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	2,085	2,048,950
Corebridge Financial Inc., 3.50%, 04/04/25
(Call 03/04/25)(a)	4,030	3,872,628
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	1,424	1,379,799
Lincoln National Corp., 3.35%, 03/09/25(a)	990	947,282
Marsh & McLennan Companies Inc., 3.50%, 03/10/25
(Call 12/10/24)(a)	2,697	2,620,837
MetLife Inc.
3.00%, 03/01/25(a)	1,903	1,837,575
3.60%, 11/13/25 (Call 08/13/25)(a)	2,243	2,172,996
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	1,512	1,455,648
RenaissanceRe Finance Inc., 3.70%, 04/01/25
(Call 01/01/25)(a)	1,135	1,096,104
		31,250,511
Internet — 1.5%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	4,157	3,822,445
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	4,810	4,465,412
3.00%, 04/13/25	5,325	5,152,896
4.60%, 12/01/25	1,270	1,263,828
5.20%, 12/03/25 (Call 09/03/25)	3,150	3,165,151
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,160	1,111,025
4.13%, 06/30/25	1,305	1,265,706
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	2,169	2,115,925
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	4,308	4,078,599
5.90%, 11/22/25 (Call 10/22/25)	1,630	1,650,929
Netflix Inc., 5.88%, 02/15/25	850	853,077
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)(a)	917	836,221
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,715	1,702,360
		31,483,574
Iron & Steel — 0.4%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	2,228	2,096,058
3.95%, 05/23/25	2,250	2,194,290
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	1,809	1,662,579
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	2,086	1,958,775
		7,911,702
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,756	1,695,699

Lodging — 0.6%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	1,998	1,979,638
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,791	1,738,810
Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)	$1,584	$1,528,719
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,801	2,816,994
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	4,000	3,944,200
		12,008,361
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	3,708	3,374,725
1.45%, 05/15/25	1,681	1,574,475
3.40%, 05/13/25	3,758	3,648,078
3.65%, 08/12/25(a)	1,845	1,793,543
4.90%, 01/17/25	1,605	1,601,870
5.40%, 03/10/25	280	281,669
CNH Industrial Capital LLC
3.95%, 05/23/25	2,585	2,510,862
5.45%, 10/14/25(a)	1,130	1,128,124
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	1,877	1,804,247
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	1,524	1,450,193
John Deere Capital Corp.
1.25%, 01/10/25	2,205	2,085,180
2.05%, 01/09/25(a)	1,522	1,456,798
2.13%, 03/07/25(a)	1,605	1,531,764
3.40%, 06/06/25(a)	2,170	2,102,882
3.40%, 09/11/25(a)	862	832,985
3.45%, 03/13/25	2,548	2,482,109
4.05%, 09/08/25	1,744	1,706,957
4.95%, 06/06/25(a)	1,330	1,329,854
5.15%, 03/03/25	110	109,896
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	5,208	4,927,393
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	1,409	1,358,882
Westinghouse Air Brake Technologies Corp., 3.20%,
06/15/25 (Call 05/15/25)	2,521	2,399,034
		41,491,520
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	3,699	3,511,572
2.65%, 04/15/25 (Call 03/15/25)(a)	1,884	1,799,295
3.00%, 08/07/25(a)	2,564	2,449,517
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25(a)	922	875,061
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)(a)	1,349	1,309,596
		9,945,041
Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25
(Call 04/23/25)	16,201	15,947,454
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)	5,797	5,606,221
3.95%, 10/15/25 (Call 08/15/25)	10,213	9,974,016
5.25%, 11/07/25	1,225	1,231,652
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,230	1,181,157
3.95%, 06/15/25 (Call 05/15/25)	1,975	1,907,514
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,893	2,788,476
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	2,278	2,236,335
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	3,646	3,498,775

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
3.35%, 03/24/25	$7,291	$7,074,457
3.70%, 10/15/25 (Call 07/15/25)	3,138	3,045,303
		54,491,360
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	3,191	3,086,718
Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25	1,029	997,379
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25
(Call 05/01/24)	2,320	2,252,047
Oil & Gas — 3.4%
BP Capital Markets America Inc., 3.80%, 09/21/25
(Call 07/21/25)	3,753	3,655,422
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,587	2,423,165
3.90%, 02/01/25 (Call 11/01/24)	2,558	2,481,669
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	8,846	8,316,478
3.33%, 11/17/25 (Call 08/17/25)(a)	2,099	2,032,189
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	3,009	2,759,103
ConocoPhillips Co., 2.40%, 03/07/25 (Call 08/11/23)(a)	386	369,448
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,900	1,912,654
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	2,508	2,425,286
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	2,043	2,044,103
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	5,445	5,243,862
2.99%, 03/19/25 (Call 02/19/25)	8,207	7,922,053
Marathon Petroleum Corp., 4.70%, 05/01/25
(Call 04/01/25)	5,096	5,033,268
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)(a)	2,665	2,654,447
5.88%, 09/01/25 (Call 06/01/25)	195	195,562
Ovintiv Inc., 5.65%, 05/15/25(a)	1,805	1,802,509
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	3,367	3,275,721
Phillips 66 Co., 3.61%, 02/15/25 (Call 11/15/24)	1,902	1,846,252
Shell International Finance BV, 3.25%, 05/11/25	10,084	9,769,480
TotalEnergies Capital International SA, 2.43%, 01/10/25
(Call 10/10/24)(a)	5,405	5,198,205
		71,360,876
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,107	2,036,584
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	2,232	2,063,752
		4,100,336
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%, 05/17/25
(Call 04/17/25)	1,910	1,850,332
Sonoco Products Co., 1.80%, 02/01/25 (Call 08/11/23)	2,600	2,448,654
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2,869	2,783,762
		7,082,748
Pharmaceuticals — 5.7%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	13,419	13,006,232
3.80%, 03/15/25 (Call 12/15/24)	10,338	10,070,039
Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp., 3.25%, 03/01/25
(Call 12/01/24)	$2,355	$2,278,392
AstraZeneca PLC, 3.38%, 11/16/25	7,920	7,634,167
Bristol-Myers Squibb Co., 0.75%, 11/13/25
(Call 10/13/25)(a)	3,498	3,193,709
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	2,009	1,939,428
Cigna Group (The)
3.25%, 04/15/25 (Call 01/15/25)	4,228	4,071,141
4.13%, 11/15/25 (Call 09/15/25)	7,458	7,280,350
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	10,341	10,048,350
4.10%, 03/25/25 (Call 01/25/25)(a)	4,477	4,390,415
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	2,210	2,123,567
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	4,201	4,093,328
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	2,835	2,596,520
2.63%, 01/15/25 (Call 11/15/24)(a)	2,359	2,284,621
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,848	1,668,060
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	3,202	3,133,477
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	9,723	9,382,209
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	4,253	4,044,943
3.00%, 11/20/25 (Call 08/20/25)	6,552	6,277,471
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)(a)	3,444	3,200,027
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25(a)	10,680	10,587,832
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	3,210	2,974,611
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	2,409	2,367,638
5.40%, 11/14/25 (Call 10/14/25)	705	707,876
		119,354,403
Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25
(Call 10/02/24)	6,293	6,294,510
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	4,457	4,373,208
DCP Midstream Operating LP, 5.38%, 07/15/25
(Call 04/15/25)	2,070	2,055,614
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	1,650	1,661,072
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,550	2,439,151
2.50%, 02/14/25	2,126	2,028,332
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,204	4,010,994
4.05%, 03/15/25 (Call 12/15/24)	3,992	3,893,118
5.95%, 12/01/25 (Call 09/01/25)	1,334	1,340,510
Enterprise Products Operating LLC, 3.75%, 02/15/25
(Call 11/15/24)	5,502	5,367,806
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	5,894	5,768,340
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	1,781	1,734,890
4.88%, 06/01/25 (Call 03/01/25)	4,485	4,425,484
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,525	1,417,442
4.90%, 03/15/25 (Call 12/15/24)	1,947	1,916,724
Plains All American Pipeline LP/PAA Finance Corp.,
4.65%, 10/15/25 (Call 07/15/25)	4,390	4,286,176

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25
(Call 12/01/24)	$7,359	$7,342,884
Spectra Energy Partners LP, 3.50%, 03/15/25
(Call 12/15/24)(a)	2,139	2,066,766
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,612	1,568,025
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	2,118	2,026,227
3.95%, 06/01/25 (Call 03/01/25)	195	188,343
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	3,414	3,331,415
4.00%, 09/15/25 (Call 06/15/25)	2,768	2,679,701
		72,216,732
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	2,495	2,427,161
Real Estate Investment Trusts — 3.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)(a)	2,950	2,842,266
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	2,318	2,116,612
2.40%, 03/15/25 (Call 02/15/25)	2,809	2,664,645
2.95%, 01/15/25 (Call 12/15/24)(a)	2,411	2,318,080
4.00%, 06/01/25 (Call 03/01/25)(a)	2,841	2,761,168
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	1,584	1,532,156
3.50%, 11/15/25 (Call 08/15/25)	1,471	1,409,100
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	3,693	3,530,951
Brixmor Operating Partnership LP, 3.85%, 02/01/25
(Call 11/01/24)	2,388	2,298,832
Crown Castle International Corp., 1.35%, 07/15/25
(Call 06/15/25)(a)	2,744	2,531,285
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	1,252	1,189,312
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	700	665,665
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,878	2,618,117
1.25%, 07/15/25 (Call 06/15/25)	1,917	1,760,266
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	1,539	1,485,412
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	1,686	1,629,098
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25
(Call 03/01/25)	3,336	3,288,462
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,135	1,094,832
4.00%, 06/01/25 (Call 03/01/25)	1,302	1,261,404
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)	1,542	1,489,942
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,540	1,460,521
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	2,033	1,953,408
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)	1,005	955,624
Mid-America Apartments LP, 4.00%, 11/15/25
(Call 08/15/25)(a)	1,745	1,697,780
NNN REIT Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	988	942,888
Omega Healthcare Investors Inc., 4.50%, 01/15/25
(Call 10/15/24)(a)	1,941	1,886,400
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)(a)	2,269	2,209,484
4.63%, 11/01/25 (Call 09/01/25)(a)	2,398	2,363,829
Simon Property Group LP, 3.50%, 09/01/25
(Call 06/01/25)(a)	4,493	4,330,174
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	$1,910	$1,812,246
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	1,890	1,790,964
3.50%, 02/01/25 (Call 11/01/24)	2,730	2,624,103
VICI Properties LP, 4.38%, 05/15/25(a)	2,250	2,194,695
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	1,606	1,515,004
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	5,512	5,340,687
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)(a)	1,648	1,604,526
		75,169,938
Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	1,519	1,470,438
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)(a)	2,158	2,076,967
3.63%, 04/15/25 (Call 03/15/25)(a)	1,329	1,291,469
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	2,117	2,058,423
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	4,003	3,888,514
Genuine Parts Co., 1.75%, 02/01/25 (Call 08/11/23)	2,348	2,225,012
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	2,065	1,984,300
3.35%, 09/15/25 (Call 06/15/25)	5,211	5,038,464
4.00%, 09/15/25 (Call 08/15/25)(a)	770	755,724
Lowe's Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)(a)	3,610	3,469,679
4.00%, 04/15/25 (Call 03/15/25)(a)	3,502	3,427,267
4.40%, 09/08/25	2,255	2,213,079
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,058	1,909,001
3.30%, 07/01/25 (Call 06/15/25)	3,750	3,624,675
3.38%, 05/26/25 (Call 02/26/25)(a)	1,752	1,699,650
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	3,152	3,094,823
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	5,709	5,551,374
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)(a)	7,810	7,447,460
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	2,770	2,701,581
		55,927,900
Semiconductors — 2.0%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	2,513	2,423,964
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,788	2,722,705
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 01/15/25 (Call 11/15/24)	1,743	1,679,311
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)	3,891	3,711,897
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	6,581	6,398,443
3.70%, 07/29/25 (Call 04/29/25)	6,553	6,376,266
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,904	1,864,054
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/23)(a)	4,630	4,502,814
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%,
05/01/25 (Call 04/01/25)(a)	2,100	1,999,494
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	6,242	6,062,855
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	3,943	3,713,399
		41,455,202
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	2,159	2,089,286

Software — 3.0%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	2,548	2,427,632
3.25%, 02/01/25 (Call 11/01/24)(a)	4,593	4,467,290

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	$1,237	$1,212,780
Fidelity National Information Services Inc., 4.50%,
07/15/25	2,275	2,235,847
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	3,385	3,290,152
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)(a)	2,518	2,323,585
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	5,759	5,561,524
3.13%, 11/03/25 (Call 08/03/25)	10,782	10,393,740
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	9,862	9,405,685
2.95%, 05/15/25 (Call 02/15/25)	11,335	10,865,278
5.80%, 11/10/25(a)	1,409	1,426,627
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	2,598	2,371,454
3.85%, 12/15/25 (Call 09/15/25)	1,131	1,092,026
Take-Two Interactive Software Inc., 3.55%, 04/14/25	2,898	2,798,917
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	3,247	3,179,203
		63,051,740
Telecommunications — 2.1%
Cisco Systems Inc., 3.50%, 06/15/25	2,178	2,122,091
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	1,523	1,372,802
Rogers Communications Inc.
2.95%, 03/15/25	3,390	3,233,450
3.63%, 12/15/25 (Call 09/15/25)(a)	2,951	2,811,270
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)	4,415	4,515,706
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	12,129	11,730,198
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	5,212	4,708,208
3.38%, 02/15/25	7,063	6,841,222
Vodafone Group PLC, 4.13%, 05/30/25	7,007	6,846,890
		44,181,837
Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	2,216	2,138,706
3.65%, 09/01/25 (Call 06/01/25)(a)	1,931	1,878,516
7.00%, 12/15/25	643	668,932
Canadian Pacific Railway Co., 2.90%, 02/01/25
(Call 11/01/24)	3,511	3,379,829
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	2,359	2,274,642
Norfolk Southern Corp., 3.65%, 08/01/25
(Call 06/01/25)(a)	1,435	1,392,208
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,923	1,838,696
4.63%, 06/01/25 (Call 05/01/25)	1,631	1,601,381
Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	$1,809	$1,758,565
3.25%, 08/15/25 (Call 05/15/25)	2,012	1,942,586
3.75%, 07/15/25 (Call 05/15/25)	2,039	1,984,334
United Parcel Service Inc., 3.90%, 04/01/25
(Call 03/01/25)	5,049	4,945,193
		25,803,588
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	1,355	1,295,312

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25
(Call 12/01/24)	1,872	1,813,594

Total Long-Term Investments — 98.8%
(Cost: $2,143,769,905)		2,066,660,006

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.42%(c)(d)(e)	94,682	94,710,485
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%(c)(d)	4,340	4,340,000

Total Short-Term Securities — 4.8%
(Cost: $98,999,220)		99,050,485

Total Investments — 103.6%
(Cost: $2,242,769,125)		2,165,710,491

Liabilities in Excess of Other Assets — (3.6)%		(74,344,017)

Net Assets — 100.0%		$2,091,366,474

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,722,366	$—	$(18,062,007	)(a)	$8,109	$42,017	$94,710,485	94,682	$300,994	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,490,000	—	(2,150,000	)(a)	—	—	4,340,000	4,340	163,430		1
					$8,109	$42,017	$99,050,485		$464,424		$1

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2023

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,066,660,006	$—	$2,066,660,006
Short-Term Securities
Money Market Funds	99,050,485	—	—	99,050,485
	$99,050,485	$2,066,660,006	$—	$2,165,710,491

Portfolio Abbreviation

REIT	Real Estate Investment Trust